NOTE 7 - CONVERTIBLE DEBT: Schedule of Convertible Debt 2 (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative liabilities	$ 186,919	$ 102,011	$ 92,527
Unsecured Convertible Debt 1
Convertible Debt, Number of Options Valued	373,686	456,410
Derivative liabilities	8,144	8,037
Unsecured Convertible Debt 2
Convertible Debt, Number of Options Valued	4,424,000	2,210,691
Derivative liabilities	45,744	38,172
Unsecured Convertible Debt 3
Convertible Debt, Number of Options Valued	5,555,540	4,304,000
Derivative liabilities	$ 133,031	$ 55,802